JPMorgan BetaBuilders Canada ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS — 99.3%
Aerospace & Defense — 0.3%
CAE, Inc.	699,118	10,433,662

Airlines — 0.2%
Air Canada*(a)	780,710	8,806,994

Auto Components — 0.9%
Magna International, Inc.	740,849	34,242,384

Banks — 22.0%
Bank of Montreal(a)	1,683,518	92,103,624
Bank of Nova Scotia (The)	3,189,665	130,996,657
Canadian Imperial Bank of Commerce	1,171,652	81,113,360
National Bank of Canada	883,990	41,736,181
Royal Bank of Canada	3,746,321	258,434,477
Toronto-Dominion Bank (The)	4,744,086	209,923,459

		814,307,758

Capital Markets — 3.9%
Brookfield Asset Management, Inc., Class A	3,684,440	118,995,763
CI Financial Corp.	538,124	7,396,217
IGM Financial, Inc.	213,249	5,242,667
TMX Group Ltd.	133,508	13,647,329

		145,281,976

Chemicals — 1.3%
Nutrien Ltd.(a)	1,499,869	48,844,142

Commercial Services & Supplies — 2.3%
Ritchie Bros Auctioneers, Inc.	284,758	13,165,899
Waste Connections, Inc.(a)	691,895	70,715,910

		83,881,809

Construction & Engineering — 0.5%
SNC-Lavalin Group, Inc.(a)	462,046	7,330,231
WSP Global, Inc.(a)	179,737	11,286,482

		18,616,713

Containers & Packaging — 0.4%
CCL Industries, Inc., Class B	381,944	12,706,278

Diversified Financial Services — 0.3%
Onex Corp.	221,626	9,851,515

Diversified Telecommunication Services — 1.4%
BCE, Inc.(a)	785,478	32,933,252
TELUS Corp.	1,104,777	19,160,080

		52,093,332

Electric Utilities — 2.5%
Emera, Inc.(a)	644,125	26,809,488
Fortis, Inc.	1,222,052	49,768,888
Hydro One Ltd.(b)	802,102	17,090,590

		93,668,966

Equity Real Estate Investment Trusts (REITs) — 0.4%
Canadian Apartment Properties(a)	219,641	7,964,436
H&R(a)	369,838	2,774,924
RioCan(a)	409,119	4,569,353

		15,308,713

Food & Staples Retailing — 4.3%
Alimentation Couche-Tard, Inc., Class B	2,334,263	81,122,806
Empire Co. Ltd., Class A	450,008	11,560,547
George Weston Ltd.	186,061	14,053,374
Loblaw Cos. Ltd.	452,005	23,449,795
Metro, Inc.	664,972	29,171,492

		159,358,014

Food Products — 0.4%
Saputo, Inc.	623,958	15,269,957

Gas Utilities — 0.3%
AltaGas Ltd.(a)	735,519	9,214,236

Hotels, Restaurants & Leisure — 1.2%
Restaurant Brands International, Inc.	790,076	44,622,233

Insurance — 6.5%
Fairfax Financial Holdings Ltd.	72,160	22,609,361
Great-West Lifeco, Inc.	708,088	12,518,215
iA Financial Corp., Inc.	281,639	9,888,747
Intact Financial Corp.	376,417	41,096,885
Manulife Financial Corp.	5,104,717	68,408,429
Power Corp. of Canada(a)	1,504,679	26,702,169
Sun Life Financial, Inc.(a)	1,538,653	59,974,671

		241,198,477

IT Services — 9.0%
CGI, Inc.*	605,823	43,270,810
Shopify, Inc., Class A*	282,818	289,222,024

		332,492,834

Media — 0.9%
Quebecor, Inc., Class B	464,901	10,606,872
Shaw Communications, Inc., Class B(a)	1,189,023	21,748,526

		32,355,398

Metals & Mining — 11.8%
Agnico Eagle Mines Ltd.	635,488	50,466,131
Barrick Gold Corp.	4,679,618	135,240,593
First Quantum Minerals Ltd.	1,814,508	15,334,825
Franco-Nevada Corp.	499,943	79,911,752
Kinross Gold Corp.*	3,309,976	30,889,320
Kirkland Lake Gold Ltd.	678,636	37,061,647
Lundin Mining Corp.	1,682,947	9,423,347
Teck Resources Ltd., Class B	1,225,711	12,417,708
Wheaton Precious Metals Corp.(a)	1,179,869	64,012,154

		434,757,477

Multiline Retail — 1.1%
Canadian Tire Corp. Ltd., Class A(a)	151,028	13,923,959
Dollarama, Inc.	759,837	27,785,148

		41,709,107

Multi-Utilities — 0.9%
Algonquin Power & Utilities Corp.	1,470,931	20,294,005
Atco Ltd., Class I	194,951	6,066,339
Canadian Utilities Ltd., Class A(a)	315,475	8,092,665

		34,453,009

Oil, Gas & Consumable Fuels — 13.1%
Cameco Corp.	1,041,757	10,592,953
Canadian Natural Resources Ltd.	3,108,027	54,830,474
Cenovus Energy, Inc.	2,684,261	11,943,854
Enbridge, Inc.(a)	5,330,109	170,593,731

JPMorgan BetaBuilders Canada ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Investments	Shares	Value ($)
Imperial Oil Ltd.	598,964	9,368,245
Keyera Corp.(a)	581,751	8,842,772
Pembina Pipeline Corp.	1,374,643	33,405,226
Suncor Energy, Inc.	4,014,240	63,145,348
TC Energy Corp.	2,473,803	112,752,005
Tourmaline Oil Corp.	655,668	6,667,063

		482,141,671

Pharmaceuticals — 0.7%
Bausch Health Cos., Inc.*(a)	831,158	15,196,580
Canopy Growth Corp.*(a)	590,908	10,790,705

		25,987,285

Professional Services — 0.8%
Thomson Reuters Corp.	443,664	30,956,615

Road & Rail — 7.6%
Canadian National Railway Co.	1,871,717	182,832,843
Canadian Pacific Railway Ltd.	357,001	98,180,939

		281,013,782

Software — 2.7%
BlackBerry Ltd.*(a)	1,312,856	6,223,924
Constellation Software, Inc.	51,861	61,343,845
Open Text Corp.	714,923	32,179,408

		99,747,177

Textiles, Apparel & Luxury Goods — 0.3%
Gildan Activewear, Inc.(a)	521,680	9,257,780

Thrifts & Mortgage Finance — 0.1%
Genworth MI Canada, Inc.(a)	102,210	2,532,644

Trading Companies & Distributors — 0.2%
Finning International, Inc.	429,843	6,129,382

Wireless Telecommunication Services — 1.0%
Rogers Communications, Inc., Class B	922,411	37,669,104

TOTAL COMMON STOCKS (Cost $3,631,959,888)		3,668,910,424

SHORT-TERM INVESTMENTS — 7.0%
INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 7.0%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.40%(c)(d)	177,064,310	177,117,430
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.10%(c)(d)	84,264,790	84,264,790

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $261,382,220)		261,382,220

Total Investments — 106.3% (Cost $3,893,342,108)		3,930,292,644
Liabilities in Excess of Other Assets — (6.3)%		(234,615,602)

Net Assets — 100.0%		3,695,677,042

Percentages indicated are based on net assets.

(a)	The security or a portion of this security is on loan at July 31, 2020. The total value of securities on loan at July 31, 2020 is $245,488,841.
(b)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of July 31, 2020.
*	Non-income producing security.

Futures contracts outstanding as of July 31, 2020:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P/TSX 60 Index	169	09/2020	CAD	24,381,321	1,046,419

Abbreviations

CAD	Canadian Dollar
TSX	Toronto Stock Exchange

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.

JPMorgan BetaBuilders Canada ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities(a)	$3,930,292,644	$—	$—	$3,930,292,644

Appreciation in Other Financial Instruments
Futures Contracts(a)	$1,046,419	$—	$—	$1,046,419

(a)	Please refer to the SOI for specifics of portfolio holdings.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below.

For the period ended July 31, 2020
Security Description	Value at October 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2020	Shares at July 31, 2020	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.40%(a)(b)	$174,004,202	$2,810,700,000	$2,807,600,000	$13,228	$—	$177,117,430	177,064,310	$1,081,092	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.10%(a)(b)	52,671,952	3,428,191,275	3,396,598,437	—	—	84,264,790	84,264,790	452,816	—

Total	$226,676,154	$6,238,891,275	$6,204,198,437	$13,228	$—	$261,382,220		$1,533,908	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2020.